SCHWAB HEDGED EQUITY FUND (TM)



      ANNUAL REPORT
      October 31, 2002





                                                           [CHARLES SCHWAB LOGO]

A mutual fund that leverages Schwab Equity Ratings (TM) to seek long-term capital appreciation over market cycles with lower volatility than the broad equity market.


                                  In this report:

                                       The fund ..........................     2

                                       Financial notes ...................    15

                                       Fund trustees .....................    19

                                       Glossary ..........................    22

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman and Co-CEO

Dear Shareholder,

We are very pleased to bring you this shareholder report, the first for Schwab Hedged Equity Fund.

The fund has two features in particular that define its identity. One is its ability to draw on Schwab Equity Ratings (TM) (SER), our proprietary equity research that assigns ratings to thousands of U.S. stocks based on how they are likely to perform compared to the market as a whole.

The second feature is the fund's ability to take short positions in stocks that SER indicates may underperform the market. By using these strategies, and others (all of them described in more detail in the fund's prospectus), Schwab Hedged Equity Fund seeks to provide long-term capital appreciation over market cycles with lower volatility than the broad market.

As an investor, you certainly need no reminder of how volatile the equity markets have been in the past two years. Schwab Hedged Equity Fund is subject to market conditions, just as other stock funds are. Where the fund differs from many is in its potential for minimizing the effects of market volatility.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals, and look forward to serving you in the future.

Sincerely,

/s/ Charles Schwab

The fund's principal investment objective is long-term capital appreciation over market cycles with lower volatility than the broad equity market.

Schwab Hedged Equity Fund (TM)

[PHOTO OF ROBIN JACKSON]

ROBIN JACKSON, a portfolio manager of the investment adviser, has day-to-day responsibility for fund management. Prior to joining the firm in 2002, he worked for 13 years in various portfolio management positions, developing and implementing long- and short-trading strategies.

TICKER SYMBOL: SWHEX


MANAGER'S PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS BRIEF REPORT PERIOD A DIFFICULT ONE. Stock prices declined in September as consumer spending fell off dramatically, tensions over Iraq increased and labor market conditions seemed to be worsening. But the market bounced back in October, due in part to better-than-expected corporate earnings reports and the fact that the U.S. received the backing of the United Nations for Iraqi weapons inspections.

THE VOLATILITY OF THE FIRST TWO MONTHS OF THE FUND'S EXISTENCE PROVED TO BE A CHALLENGING TEST FOR ITS MANAGEMENT APPROACH. The S&P 500(R) Index was down 10.9% in September and up 8.8% in October. In contrast, because of its hedging and volatility reduction strategies, the fund was down 4.6% in September and up 3.1% in October. Overall, for the two-month period the fund was down 1.6%, outperforming the S&P 500 (down 3.0%) and with only about half the volatility.

WE MAINTAINED A LONG/SHORT HEDGE RATIO OF APPROXIMATELY 4:1 SINCE INCEPTION, AND KEPT THE PORTFOLIO NEARLY FULLY INVESTED. In addition, the portfolio is well diversified, with the largest position accounting for approximately 1% of total assets. During the two-month period, the best performing sector in the fund was chemicals, owing in part to a short position in OM Group, Inc., which declined over 86% during September and October.1The worst performing sector in the fund over the period was auto suppliers, hurt by long positions in Dana Corp.
(down 40%) and Arvin Meritor, Inc. (down 35%).2

Two months is clearly too short a time to evaluate the fund's investment approach. The true impact of Schwab Equity Ratings(TM)(SER) on the fund can only be determined over time.


  Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

1 OM Group, Inc. represented 0.6% of the fund's short positions as of 10/31/02.

2 Dana Corp. and Arvin Meritor, Inc. represented 0.6% and 0.6%, respectively, of the fund's long holdings as of 10/31/02.

PERFORMANCE

TOTAL RETURNS as of 10/31/02

This chart compares performance of the fund with the S&P 500(R) Index.

[BAR CHART]

         FUND 1, 2   S&P 500 Index
Since inception 9/3/02       -1.60%      -3.02%

PERFORMANCE OF A $25,000 INVESTMENT

This graph shows performance since inception of a hypothetical $25,000 investment in the fund, compared with a similar investment in the S&P 500 Index.

[LINE GRAPH]

            FUND 1, 2   S&P 500 Index
09/03/02    25000           25000
09/30/02    23850           22283
10/31/02    24600           24243

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Not annualized.

SCHWAB HEDGED EQUITY FUND(TM)

FUND FACTS As of October 31, 2002

TOP FIVE LONG HOLDINGS 1

SECURITY                                                      % OF LONG HOLDINGS
--------------------------------------------------------------------------------
(1)      LIZ CLAIBORNE, INC.                                          1.1%
--------------------------------------------------------------------------------
(2)      THE DUNN & BRADSTREET CORP.                                  1.0%
--------------------------------------------------------------------------------
(3)      REEBOK INTERNATIONAL LTD.                                    1.0%
--------------------------------------------------------------------------------
(4)      CLOROX CO.                                                   1.0%
--------------------------------------------------------------------------------
(5)      LEXMARK INTERNATIONAL GROUP, INC.                            1.0%
--------------------------------------------------------------------------------
         TOTAL                                                        5.1%

TOP FIVE SHORT POSITIONS

SECURITY                                                    % OF SHORT POSITIONS
--------------------------------------------------------------------------------
(1)      O'REILLY AUTOMOTIVE, INC.                                    3.6%
--------------------------------------------------------------------------------
(2)      GENERAL MILLS, INC.                                          2.9%
--------------------------------------------------------------------------------
(3)      LEHMAN BROTHERS HOLDINGS, INC.                               2.7%
--------------------------------------------------------------------------------
(4)      GATX CORP.                                                   2.7%
--------------------------------------------------------------------------------
(5)      WADDELL & REED FINANCIAL, INC.                               2.7%
--------------------------------------------------------------------------------
         TOTAL                                                       14.6%

STATISTICS

                                          FUND
                                  -----------------------
                                    LONG          SHORT         PEER GROUP
                                  HOLDINGS      POSITIONS        AVERAGE 2
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                    168             96             261
--------------------------------------------------------------------------------
MEDIAN MARKET CAP                  $2,697         $2,085         $24,957
($ x 1,000,000)
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)           17.1           20.2            23.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                3.6            2.9             3.6
--------------------------------------------------------------------------------
12-MONTH YIELD 3                       --             --            2.18%
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                68%            --              96%
--------------------------------------------------------------------------------
THREE-YEAR BETA 3                      --             --            0.48
--------------------------------------------------------------------------------

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Morningstar Domestic Hybrid category was 928.

3 Not available until the fund has sufficient performance to report.

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                                      9/3/02 1 -
                                                                        10/31/02
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                                 10.00
                                                                      ----------
Income or loss from investment operations:
   Net investment loss                                                 (0.01)
   Net realized and unrealized losses                                  (0.15)
                                                                      ----------
   Total losses from investment operations                             (0.16)
                                                                      ----------
Net asset value at end of period                                        9.84
                                                                      ----------
Total return (%)                                                       (1.60) 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to average
  net assets (including dividend expense
  on short sales)                                                       2.39 3
Ratio of net operating expenses to average
  net assets (excluding dividend expense
  on short sales)                                                       2.00 3
Expense reductions reflected in above ratios                            0.94 3
Ratio of net investment income to
  average net assets                                                   (0.79) 3
Portfolio turnover rate                                                   68
Net assets, end of period ($ x 1,000,000)                                 32

1  Commencement of operations.

2  Not annualized.

3  Annualized.

                                                         See financial notes.  5

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

PORTFOLIO HOLDINGS  As of October 31, 2002


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top five long holdings and short positions, the number in the circle is the security's rank among their respective top five.

(1)   Top five long holdings/short positions

 o    Non-income producing security

 @    Pledged as collateral for short sales

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

      129.5% COMMON STOCK
             Market Value: $31,062
             Cost: $31,797

      (32.0)%SHORT SALES - COMMON
             STOCK
             Market Value: ($7,671)
             Proceeds: ($8,235)

      2.5%   SHORT TERM INVESTMENTS
             Market Value: $594
             Cost: $594
------------------------------------
      100.0% TOTAL INVESTMENTS
             Market Value: $23,985
               Cost: $24,156


                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      COMMON STOCK 129.5% of investments

      AEROSPACE/DEFENSE 3.6%
      --------------------------------------------------------------------------
      Crane Co.     1,000                                                     18
      Goodrich Corp.     10,600                                              160
      Lockheed Martin Corp.     5,000                                        290
      Rockwell International Corp.     13,600                                225
    @ The Boeing Co.     5,900                                               176
                                                                     -----------
                                                                             869

      AIR TRANSPORTATION 1.2%
      --------------------------------------------------------------------------
    @ Fedex Corp.     5,200                                                  277

      APPAREL 6.0%
      --------------------------------------------------------------------------
   o@ Jones Apparel Group, Inc.     4,800                                    166
  (1) Liz Claiborne, Inc.     11,000                                         327
    o Polo Ralph Lauren Corp.     15,300                                     291
 o(3) Reebok International Ltd.     11,500                                   325
      Timberland Co.     100                                                   3
      VF Corp.     8,600                                                     317
                                                                     -----------
                                                                           1,429

      AUTOMOBILE PRODUCTS/MOTOR VEHICLES 3.8%
      --------------------------------------------------------------------------
    o Dana Corp.     19,400                                                  194
    @ Eaton Corp.     3,100                                                  212
    o Lear Corp.     5,500                                                   201
      Oshkosh Truck Corp., Class B     2,100                                 120
   o@ Polaris Industries Partners LP     3,000                               189
                                                                     -----------
                                                                             916

      AUTOMOTIVE PRODUCTS 2.9%
      --------------------------------------------------------------------------
    @ Arvin Meritor, Inc.     11,400                                         173
    @ Carlisle Cos., Inc.     8,000                                          298
    @ Cooper Tire & Rubber Co.     17,200                                    224
                                                                     -----------
                                                                             695

      BANKS 8.6%
      --------------------------------------------------------------------------
      Commerce Bancshares, Inc.     7,000                                    291
      Community First Bankshares, Inc.     6,200                             170
      Cullen Frost Bankers, Inc.     6,700                                   232
      First Midwest Bancorp, Inc.     4,700                                  131
      Hibernia Corp., Class A     6,000                                      118
      Hudson City Bancorp., Inc.     8,700                                   162
      Hudson United Bancorp.     4,100                                       125
      Popular, Inc.     6,100                                                198
      Trustmark Corp.     2,900                                               66
      UnionBanCal Corp.     7,500                                            320
      Westamerica Bancorp.     3,700                                         157
      Whitney Holdings Corp.     2,900                                        98
                                                                     -----------
                                                                           2,068

      BUSINESS MACHINES & SOFTWARE 4.0%

    o Arbitron, Inc.     700                                                  24
    o BMC Software, Inc.     19,000                                          303
    o Dell Computer Corp.     11,200                                         320
 o(5) Lexmark International Group Inc.,
      Class A     5,400                                                      321
                                                                     -----------
                                                                             968


6     See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BUSINESS SERVICES 9.5%
      --------------------------------------------------------------------------
      Citrix Systems, Inc.     2,300                                          17
    o Computer Sciences Corp.     500                                         16
    @ Deluxe Corp.     6,100                                                 282
      Equifax, Inc.     8,900                                                210
    o G Tech Holdings Corp.    11,600                                        302
      Global Payments, Inc.     3,100                                         87
    @ H&R Block, Inc.     6,300                                              280
      Pittston Brink's Group     8,000                                       169
    o Rebublic Services, Inc., Class A     14,800                            305
    o Take 2 Interactive Software, Inc.     10,900                           281
o@(2) The Dunn & Bradstreet Corp.     8,900                                  325
                                                                     -----------
                                                                           2,274

      CHEMICAL 7.5%
      --------------------------------------------------------------------------
    @ 3M Co.    2,100                                                        267
      Albemarle Corp.    4,300                                               121
      Crompton Corp.     100                                                   1
    o Cytec Industries, Inc.     8,900                                       215
    @ E.I. du Pont de Nemours & Co.    6,800                                 280
      Lubrizol Corp.    6,900                                                200
      Praxair, Inc.     5,500                                                300
      Rohm & Haas Co.     8,400                                              279
      RPM International, Inc.     8,300                                      125
                                                                     -----------
                                                                           1,788

      CONSTRUCTION 2.6%
      --------------------------------------------------------------------------
      Fluor Corp    1,000                                                     24
    @ KB Home     4,700                                                      222
      Ryland Group, Inc.     1,800                                            75
      Sherwin-Williams Co.     8,100                                         221
    o Toll Brothers, Inc.     4,000                                           82
                                                                     -----------
                                                                             624

      CONSUMER - NON-DURABLE 4.4%
      --------------------------------------------------------------------------
      Applebee's International, Inc.     1,000                                24
    @ Fortune Brands, Inc.     5,700                                         285
      International Speedway Corp., Class A     1,000                         39
      Lancaster Colony Corp.     5,200                                       236
    o Mattel, Inc.     15,400                                                283
    o Yum! Brands, Inc.     8,600                                            194
                                                                     -----------
                                                                           1,061
      CONSUMER DURABLE 5.6%
      --------------------------------------------------------------------------
      Black & Decker Corp.     5,900                                         276
      Hillenbrand Industries, Inc.     5,300                                 275
      La-Z-Boy Chair Co.     9,800                                           233
      Leggett & Platt, Inc.     9,400                                        196
    o Rent-A-Center, Inc.     6,400                                          284
      Whirlpool Corp.     1,800                                               84
                                                                     -----------
                                                                           1,348

      CONTAINERS 2.5%
      --------------------------------------------------------------------------
    @ Ball Corp.     5,500                                                   266
      Bemis Co.     1,000                                                     52
    o Pactiv Corp.     13,900                                                276
                                                                     -----------
                                                                             594

      ELECTRONICS 1.1%
      --------------------------------------------------------------------------
   o@ Acxiom Corp.     20,000                                                252
    o MEMC Electronic Materials, Inc.     2,400                               17
                                                                     -----------
                                                                             269

      FOOD & AGRICULTURE 6.1%
      --------------------------------------------------------------------------
      Archer-Daniels Midland Co.     1,000                                    14
    @ ConAgra Foods, Inc.     10,200                                         247
      Corn Products International, Inc.     4,100                            121
      Fresh del Monte Produce, Inc.     9,500                                259
      Hershey Foods Corp.     2,700                                          176
    @ Interstate Bakeries Corp.     10,900                                   272
      PepsiAmericas, Inc.     10,700                                         164
    o Scotts Co., Class A     4,400                                          209
                                                                     -----------
                                                                           1,462

      HEALTHCARE/DRUGS & MEDICINE 12.6%
      --------------------------------------------------------------------------
    o Anthem, Inc.     2,000                                                 126
    o Apria Healthcare Group, Inc.     4,700                                 115
      Becton Dickinson & Co.     3,400                                       100
    @ C.R. Bard, Inc.     4,000                                              224
   o@ Conventry Healthcare, Inc.     7,900                                   264
    o DaVita, Inc.     9,500                                                 228
      Health Net, Inc.     5,500                                             129
      Johnson & Johnson, Inc.     4,600                                      270
    o Manor Care, Inc.     2,400                                              48
      Mylan Laboratories, Inc.     9,100                                     286
    o NBTY, Inc.     13,900                                                  216

                                                     See financial notes.      7

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued



                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Oxford Health Plans, Inc.     7,400                                    263
    o Renal Care Group, Inc.     200                                           6
    o St. Jude Medical, Inc.     3,200                                       114
    o Steris Corp.     11,500                                                305
      United Healthcare Corp.     3,000                                      273
    o Wellpoint Health Networks, Inc.     600                                 45
                                                                     -----------
                                                                           3,012

      HOUSEHOLD PRODUCTS 4.2%
      --------------------------------------------------------------------------
 @(4) Clorox Co.     7,200                                                   323
      Dial Corp.     13,200                                                  281
      Gilliette Co.     1,000                                                 30
      International Flavors & Fragrances, Inc.     6,400                     215
      NU Skin Enterprises, Inc., Class A     7,700                            88
      Procter & Gamble Co.     700                                            62
                                                                     -----------
                                                                             999

      INSURANCE 6.9%
      --------------------------------------------------------------------------
      Fidelity National Financial, Inc.     10,200                           308
      First American Financial Corp.     11,300                              231
    @ Marsh & McLennan Cos., Inc.     4,500                                  210
      Old Republic International Corp.     5,100                             152
    @ Progressive Corp.     5,200                                            286
      Safeco Corp.     1,000                                                  36
    o StanCorp. Financial Group, Inc.     4,000                              216
      UnumProvident Corp.     10,100                                         207
                                                                     -----------
                                                                           1,646

      MEDIA 7.7%
      --------------------------------------------------------------------------
      Blockbuster, Inc.     11,200                                           268
      EW Scripps Co., Class A     2,200                                      170
      Harte-Hanks Communications, Inc.     8,000                             153
    @ Knight-Ridder, Inc.     3,600                                          217
      Lee Enterprises, Inc.     2,500                                         82
      McGraw Hill, Inc.     3,400                                            219
      McClatchy Co., Class A     1,600                                        99
      Media General, Inc.     3,000                                          164
      R.R. Donnelley & Sons Co.     12,700                                   254
    o Westwood One, Inc.     6,300                                           229
                                                                     -----------
                                                                           1,855

      MISCELLANEOUS 1.2%
      --------------------------------------------------------------------------
    o University of Phoenix Online, Inc.     9,100                           283

      MISCELLANEOUS FINANCE 4.8%
      --------------------------------------------------------------------------
    @ Bear Stearns Cos., Inc.     4,500                                      275
    @ Fannie Mae     4,200                                                   281
      Federated Investors, Inc.     7,900                                    211
      Freddie Mac     1,000                                                   61
      MBNA Corp.     9,800                                                   199
    @ The John Nuveen Co.     3,500                                           95
      Washington Mutual, Inc.     1,000                                       36
                                                                     -----------
                                                                           1,158

      NON-FERROUS METALS 1.3%
      --------------------------------------------------------------------------
    o Phelps Dodge Corp.     9,800                                           304

      PAPER & FOREST PRODUCTS 0.4%
      --------------------------------------------------------------------------
      Georgia Pacific Corp.     7,000                                         85

      PRODUCER GOODS & MANUFACTURING 4.6%
      --------------------------------------------------------------------------
    o Fisher Scientific International, Inc.     6,500                        186
      Harsco Corp.     6,900                                                 177
      Hon Industries, Inc.     4,300                                         110
      Johnson Controls, Inc.     1,300                                       101
      Lincoln Electric Holdings, Inc.     3,200                               75
      Pentair, Inc.     8,700                                                288
      Timken Co.     7,500                                                   137
      York International Corp.     1,500                                      35
                                                                     -----------
                                                                           1,109

      RETAIL 9.4%
      --------------------------------------------------------------------------
   o@ Amazon.com, Inc.     13,800                                            267
   o@ Ann Taylor Stores Corp.     10,800                                     253
    o Big Lots, Inc.     1,000                                                17
      Claire's Stores, Inc.     11,400                                       294
   o@ Federated Department Stores, Inc.     10,100                           310
      Office Depot, Inc.     4,900                                            70
   o@ Payless Shoesource, Inc.     4,100                                     207
      Talbots, Inc.     100                                                    3
      TJX Companies, Inc.     400                                              8
    o Whole Foods Market, Inc.     6,200                                     289
    o Williams-Sonoma, Inc.     11,000                                       262
      Winn Dixie Stores, Inc.     18,900                                     284
                                                                     -----------
                                                                           2,264


8   See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      STEEL 0.4%
      --------------------------------------------------------------------------
      Worthington Industries, Inc.     5,300                                 100

      TRAVEL & RECREATION 1.8%
      --------------------------------------------------------------------------
    o Mandalay Resort Group     6,800                                        192
    o MGM Grand, Inc.     6,100                                              190
    o Park Place Entertainment Corp.     7,400                                54
                                                                     -----------
                                                                             436

      TRUCKING & FREIGHT 1.4%
      --------------------------------------------------------------------------
      Expeditors International of Washington, Inc.     3,400                 107
      Ryder Systems, Inc.     10,300                                         237
                                                                     -----------
                                                                             344

      UTILITIES - ELECTRIC & GAS 3.4%
      --------------------------------------------------------------------------
      Exelon Corp.     6,100                                                 307
      Hawaiian Electric Industries, Inc.     300                              14
      Scana Corp.     10,200                                                 298
      UGI Corp.     5,300                                                    206
                                                                     -----------
                                                                             825


      SHORT TERM INVESTMENTS 2.5% of investments
      --------------------------------------------------------------------------
      Provident Institutional Funds -- TempFund
      594,000                                                                594

      SHORT SALES - COMMON STOCK
      (32.0)% of investments
      --------------------------------------------------------------------------

      AEROSPACE/DEFENSE 0.0%
      --------------------------------------------------------------------------
      Northrop Grumman Corp.     (100)                                       (10)

      AIR TRANSPORTATION 0.0%
      --------------------------------------------------------------------------
      AMR Corp.     (100)                                                     (1)
      Southwest Airlines, Inc.     (100)                                      (1)
                                                                     -----------
                                                                              (2)

      AUTOMOBILE PRODUCTS/MOTOR VEHICLES (1.2)%
      --------------------------------------------------------------------------
  (1) O'Reilly Automotive, Inc.     (10,100)                                (276)
      Visteon Corp.     (3,200)                                              (21)
                                                                     -----------
                                                                            (297)

      BANKS (0.6)%
      --------------------------------------------------------------------------
      B B & T Corp.     (200)                                                 (7)
      Colonial Bancgroup, Inc.     (4,000)                                   (48)
      Greater Bay Bancorp.     (5,200)                                       (79)
                                                                     -----------
                                                                            (134)

      BUSINESS MACHINES & SOFTWARE (1.6)%
      --------------------------------------------------------------------------
      Apple Computer, Inc.     (12,600)                                     (202)
      Juniper Networks, Inc.     (1,700)                                     (10)
      Network Appliance, Inc.     (8,100)                                    (73)
      Total System Services, Inc.     (4,300)                                (58)
      Unisys Corp.     (3,900)                                               (34)
                                                                     -----------
                                                                            (377)

      BUSINESS SERVICES (2.4)%
      --------------------------------------------------------------------------
      Brocade Communications Systems, Inc.     (9,100)                       (62)
      Copart, Inc.     (6,600)                                               (70)
      DeVry, Inc.     (900)                                                  (13)
      Electronic Data Systems Corp.     (400)                                 (6)
      Icos Corp.     (2,100)                                                 (52)
      Interpublic Group of Cos., Inc.     (9,500)                           (114)
      Performance Food Group Co.     (3,700)                                (138)
      Perot Systems Corp.     (10,400)                                      (111)
                                                                     -----------
                                                                            (566)

      CHEMICAL (0.2)%
      --------------------------------------------------------------------------
      Cabot Corp.     (200)                                                   (5)
      OM Group, Inc.     (6,800)                                             (44)
                                                                     -----------
                                                                             (49)

      CONSTRUCTION (1.0)%
      --------------------------------------------------------------------------
      Clayton Homes, Inc.     (8,000)                                        (91)
      Martin Marietta Materials, Inc.     (5,100)                           (142)
                                                                     -----------
                                                                            (233)

      CONSUMER - NON-DURABLE (1.3)%
      --------------------------------------------------------------------------
      Brinker International, Inc.     (600)                                  (17)
      Krispy Kreme Doughnuts, Inc.     (2,900)                              (100)
      Ruby Tuesday, Inc.     (10,800)                                       (188)
                                                                     -----------
                                                                            (305)


                                                         See financial notes.  9

SCHWAB HEDGED EQUITY FUND(TM) -- Financials
PORTFOLIO HOLDINGS  As of October 31, 2002.  Continued


                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ELECTRONICS (1.2)%
      --------------------------------------------------------------------------
      Advanced Mirco Devices, Inc.     (3,900)                               (24)
      Harman International Industries, Inc.     (1,500)                      (84)
      Integrated Circuit Systems, Inc.     (2,600)                           (53)
      KLA - Tencor Corp.     (3,100)                                        (111)
      Waters Corp.     (600)                                                 (15)
                                                                     -----------
                                                                            (287)

      ENERGY - RAW MATERIALS (2.8)%
      --------------------------------------------------------------------------
      ENSCO International, Inc.     (1,500)                                  (40)
      Helmerich & Payne, Inc.     (5,400)                                   (153)
      Noble Energy, Inc.     (4,200)                                        (153)
      Peabody Energy Corp.     (6,200)                                      (160)
      Rowan Cos., Inc.     (400)                                              (8)
      Tidewater, Inc.     (5,300)                                           (149)
                                                                     -----------
                                                                            (663)

      FOOD & AGRICULTURE (0.9)%
      --------------------------------------------------------------------------
  (2) General Mills, Inc.     (5,300)                                       (219)

      HEALTHCARE/DRUGS & MEDICINE (2.7)%
      --------------------------------------------------------------------------
      AdvancePCS     (300)                                                    (8)
      Baxter International, Inc.     (5,200)                                (130)
      Beckman Coulter, Inc.     (3,400)                                      (95)
      Genzyme Corp.    (2,200)                                               (61)
      IDEC Pharmaceutical Corp.     (2,000)                                  (92)
      Medimmune, Inc.     (1,500)                                            (38)
      Schering-Plough Corp.     (800)                                        (17)
      Scios, Inc.     (1,200)                                                (35)
      Univision Communications, Inc.     (7,000)                            (181)
                                                                     -----------
                                                                            (657)

      HOUSEHOLD PRODUCTS (0.7)%
      --------------------------------------------------------------------------
      Church & Dwight, Inc.     (5,200)                                     (180)

      INSURANCE (1.6)%
      --------------------------------------------------------------------------
      Arthur J. Gallagher & Co.     (2,400)                                  (64)
      Chubb Corp.     (2,900)                                               (163)
      HCC Insurance Holdings, Inc.     (2,400)                               (59)
      Loews Corp.     (2,100)                                                (91)
                                                                     -----------
                                                                            (377)

      MEDIA (0.2)%
      --------------------------------------------------------------------------
      John Wiley & Sons, Inc.     (2,000)                                    (44)

      MISCELLANEOUS 0.0%
      --------------------------------------------------------------------------
      Extreme Networks, Inc.     (2,600)                                     (11)

      MISCELLANEOUS FINANCE (2.7)%
      --------------------------------------------------------------------------
      Labranche & Co., Inc.     (5,500)                                     (149)
  (3) Lehman Brothers Holdings, Inc.     (3,900)                            (208)
      PartnerRe Ltd.     (1,500)                                             (79)
  (5) Waddell & Reed Financial, Inc.     (11,800)                           (206)
                                                                     -----------
                                                                            (642)

      OIL - DOMESTIC (1.0)%
      --------------------------------------------------------------------------
      Chesapeake Energy Corp.     (20,000)                                  (140)
      ConocoPhillips     (267)                                               (13)
      Patterson Energy, Inc.     (800)                                       (23)
      Spinnaker Exploration Co.    (4,000)                                   (77)
                                                                     -----------
                                                                            (253)

      PAPER & FOREST PRODUCTS 0.0%
      --------------------------------------------------------------------------
      Weyerhaeuser Co.     (100)                                              (5)

      PRODUCER GOODS & MANUFACTURING (1.9)%
      --------------------------------------------------------------------------
      Caterpillar, Inc.     (3,500)                                         (143)
      General Electric Co.     (200)                                          (5)
      Mettler-Toledo International, Inc.     (2,000)                         (60)
      Micrel, Inc.     (1,700)                                               (14)
      Millipore Corp.     (2,400)                                            (81)
      Roper Industries, Inc.     (3,800)                                    (147)
                                                                     -----------
                                                                            (450)

      RAILROAD & SHIPPING (0.9)%
      --------------------------------------------------------------------------
  (4) GATX Corp.      (10,300)                                              (206)

      RETAIL (2.2)%
      --------------------------------------------------------------------------
      American Eagle Outfitters, Inc.     (3,800)                            (55)
      BJ Services Co.     (100)                                               (3)
      BJ's Wholesale Club, Inc.     (6,000)                                 (121)
      Circuit City Stores, Inc.     (11,800)                                (117)
      Costco Companies, Inc.     (100)                                        (3)
      Limited Brands     (2,200)                                             (35)
      Linens 'n Things, Inc.     (2,000)                                     (47)


10     See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Target Corp.     (4,800)                                              (145)
      Tiffany & Co.     (100)                                                 (3)
                                                                     -----------
                                                                            (529)

      TRAVEL & RECREATION (0.3)%
      --------------------------------------------------------------------------
      Hilton Hotels Corp.     (5,500)                                        (68)

      TRUCKING & FREIGHT (0.7)%
      --------------------------------------------------------------------------
      J.B. Hunt Transport Services, Inc.     (2,200)                         (61)
      Swift Transportation Co., Inc.     (6,500)                            (104)
                                                                     -----------
                                                                            (165)

      UTILITIES - ELECTRIC & GAS(3.9)%
      --------------------------------------------------------------------------
      American Water Works Co., Inc.     (100)                                (5)
      CMS Energy Corp.     (19,900)                                         (156)
      Constellation Energy Group     (2,700)                                 (69)
      Duke Power Co.     (2,100)                                             (43)
      Excel Energy     (8,500)                                               (88)
      MDU Resources Group, Inc.     (6,100)                                 (151)
      Philadelphia Suburban Corp.     (1,500)                                (32)
      Pinnacle West Capital Co.     (5,300)                                 (151)
      Questar Corp.     (1,300)                                              (34)
      Sempra Energy     (5,300)                                             (117)
      Teco Energy, Inc.     (500)                                             (7)
      WPS Resources Corp.     (2,300)                                        (89)
                                                                     -----------
                                                                            (942)


================================================================================
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                        See financial notes.  11

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                            $31,656  a
Deposits with broker for short sales                                      8,398
Receivables:
   Fund shares sold                                                          85
   Interest                                                                   8
   Dividends                                                                 21
Prepaid expenses                                                      +       2
                                                                      ---------
TOTAL ASSETS                                                             40,170

LIABILITIES
-------------------------------------------------------------------------------
Securities sold short, at market value                                    7,671  b
Payables:
   Fund shares redeemed                                                      29
   Dividends on short sales                                                   8
   Investment adviser and administrator fees                                  2
Transfer agent and shareholder service fees                                   1
Accrued expenses                                                      +      32
                                                                      ---------
TOTAL LIABILITIES                                                         7,743

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                             40,170
TOTAL LIABILITIES                                                     -   7,743
                                                                      ---------
NET ASSETS                                                              $32,427

NET ASSETS BY SOURCE

Capital received from investors                                          32,748
Net realized capital losses                                                (150) c
Net unrealized capital losses                                              (171) c

NET ASSET VALUE (NAV)
                SHARES
NET ASSETS /    OUTSTANDING = NAV
$32,427         3,296         $9.84


a The fund paid $32,391 for these securities. Not counting short-term obligations and government securities, the fund paid $38,278 for securities during the report period and received $14,566 from securities it sold.

b  The proceeds for securities sold short is $8,235.

c  These derive from investments and short sales.

FEDERAL TAX DATA

PORTFOLIO COST                             $24,260
UNREALIZED GAINS AND LOSSES:
Gains                                      $ 1,682
Losses                                  +   (1,957)
                                        ----------
                                             ($275)

UNDISTRIBUTED EARNINGS:
Ordinary income                                $--
Long-term capital gains                        $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                       Loss amount:
  2010                                         $46

RECLASSIFICATIONS:
Net investment income not
  yet distributed                              $35
Reclassified as:
Capital received
  from investors                              ($35)


12  See financial notes.

Statement of
OPERATIONS
For September 3, 2002 (inception) through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                                   $60
Interest                                                        +            13
                                                                ---------------
TOTAL INVESTMENT INCOME                                                      73

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                    (318)
Net realized gains on short sales                               +           168
                                                                ---------------
TOTAL REALIZED LOSSES                                                      (150)

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized losses on investments                                       (735)
Net unrealized gains on short sales                             +           564
                                                                ---------------
NET UNREALIZED LOSSES                                                      (171)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                    79  a
Transfer agent and shareholder service fees                                  11  b
Trustees' fees                                                                1  c
Custodian and portfolio accounting fees                                       2
Professional fees                                                            24
Registration fees                                                             5
Shareholder reports                                                          10
Other expenses                                                  +             1
                                                                ---------------
Total expenses before short sales                                           133
Dividends on short sales                                                     18
Expense reduction                                               +           (43) d
                                                                ---------------
NET EXPENSES                                                                108

DECREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      73
NET EXPENSES                                                    -           108
                                                                ---------------
NET INVESTMENT LOSS                                                         (35)
NET REALIZED LOSSES                                                        (150) e
NET UNREALIZED LOSSES                                           +          (171) e
                                                                ---------------
DECREASE IN NET ASSETS FROM OPERATIONS                                    $(356)


a  Calculated as 1.75% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c  For the fund's independent trustees only.

d Of this amount, $42 was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least September 3, 2003, to 2.00% of average daily net assets. This limit doesn't include interest, taxes, certain non-routine expenses and expenses for dividends on securities sold short.

e  These add up to a net loss on investments of $321.


                                                        See financial notes.  13

SCHWAB HEDGED EQUITY FUND(TM) -- FINANCIALS

Statement of
CHANGES IN NET ASSETS

For the current report period only. Because the fund commenced operations on September 3, 2002, it has no prior report period. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                                                9/3/02-10/31/02

Net investment loss                                                        $(35)
Net realized losses                                                        (150)
Net unrealized losses                                               +      (171)
                                                                    -----------
DECREASE IN NET ASSETS FROM OPERATIONS                                     (356)

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------

                                                               9/3/02-10/31/02
                                                             QUANTITY     VALUE

Shares sold                                                    3,397    $33,733
Shares reinvested                                                 --         --
Shares redeemed                                           +     (101)      (950) a
                                                          ---------------------
NET INCREASE                                                   3,296    $32,783

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------

                                                              9/3/02-10/31/02
                                                           SHARES    NET ASSETS
Beginning of period                                           --           $--
Total increase                                       +     3,296         32,427  b
                                                     --------------------------
END OF PERIOD                                              3,296        $32,427

a Dollar amount is net of proceeds from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them in the amount of $14.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


14  See financial notes.

Financial notes

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The fund discussed in this report is highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Fund
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(R)
  Schwab International Index Fund(R)
  Schwab Core Equity Fund(TM)
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Schwab U.S. MarketMasters Fund(TM)
  Schwab Balanced MarketMasters Fund(TM)
  Schwab Small-Cap MarketMasters Fund(TM)
  Schwab International MarketMasters Fund(TM)
  Schwab Hedged Equity Fund(TM)
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund
  Institutional Select S&P 500 Fund
  Institutional Select Large-Cap Value Index Fund
  Institutional Select Small-Cap Value Index Fund

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND SELLS SECURITIES SHORT (SELL SECURITIES IT DOES NOT OWN). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to the collateral or close out the short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the statement of assets and liabilities.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. These transactions may include other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO QUOTED VALUE IS READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.


16  Schwab Hedged Equity Fund(TM)

WHEN THE FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends paid on securities sold short are recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Hedged Equity Fund(TM)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Hedged Equity Fund (the "fund") at October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period September 3, 2002 (commencement of operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 6, 2002


18  Schwab Hedged Equity Fund(TM)

FUND TRUSTEES unaudited

         A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

         Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

         Each of the SchwabFunds (of which there were 45 as of 10/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:          Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                 Family of Funds, 1989;   Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                        Investments, 1991;       Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                        Capital Trust, 1993;     Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                        Annuity Portfolios,      International Holdings, Inc.; Director, U.S. Trust Corp., United
                        1994.                    States Trust Co. of New York, The Gap, Inc. (clothing retailer),
                                                 Audiobase, Inc. (Internet audio solutions), Vodaphone AirTouch PLC
                                                 (telecom), Siebel Systems (software), Xign, Inc. (electronic payment systems). Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99:
                                                 Director, Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                 (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                 Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUSTEE SINCE          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1    Trustee: 2000          Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                   (all trusts).          Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                Vice Chair, Enterprise President, Retirement Plan Services,
                                                Services for Investment Managers, Charles Schwab & Co., Inc. Until
                                                3/02: Director, Charles Schwab Asset Management (Ireland) Ltd.,
                                                Charles Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1       Trustee: 2002          EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                  (all trusts).          Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co.,
                                                Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          President, CEO         President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                  (all trusts).          EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                American Century Investment Management; Director, American
                                                Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                Cos., Inc. Until 1997: SVP, Director, Fixed Income and
                                                Quantitative Equity Portfolio Management, Twentieth Century
                                                Investors, Inc.
-------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG            Treasurer, Principal   SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                   Financial Officer      The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                         (all trusts).          Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
-------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment  SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer                Management, Inc.; Chief Investment Officer, The Charles Schwab
                         (all trusts).          Trust Co.
-------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary              SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                  (all trusts).          Investment Management, Inc. Until 6/98: Branch Chief in
                                                Enforcement, U.S. Securities and Exchange Commission, San Francisco.


1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.


20  Schwab Hedged Equity Fund(TM)

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).       Chair, JDN Corp. Advisory LLC; Director, Stanford University,
8/13/60                                          America First Cos., (venture capital/fund management), Redwood Trust,
                                                 Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                 International (research), LookSmart, Ltd. (Internet infrastructure),
                                                 PMI Group, Inc. (mortgage insurance), Lucile Packard Children's Hospital.
                                                 2001: Special Advisor to the President, Stanford University. Until
                                                 2001: VP, Business Affairs, CFO, Stanford University.
--------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;   CEO, Dorward & Associates (management, marketing and
9/23/31                 Investments, 1991;       communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;     Grey Advertising.
                        Annuity Portfolios,
                        1994.
--------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).       Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                         (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                 (aircraft leasing), Mission West Properties (commercial real estate),
                                                 Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                 School of Business, University of California, Berkeley.
--------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;   Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;       services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.
--------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).       Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                          Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                 (investments--Netherlands), Cooper Industries (electrical
                                                 products); Member, audit committee, Northern Border Partners, L.P.
                                                 (energy).
--------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;   Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;       Chair, CEO, North American Trust (real estate investments).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.
--------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;   Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;       investments).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


22  Schwab Hedged Equity Fund(TM)

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goal. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812
When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1  Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM) formerly Analytics Fund
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund
Schwab MarketMasters Funds(TM) formerly MarketManager Portfolios
  U.S. MarketMasters Fund(TM)
  Small-Cap MarketMasters Fund(TM)
  International MarketMasters Fund(TM)
  Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
  All Equity Portfolio
  Growth Portfolio
  Balanced Portfolio
  Conservative Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).



3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

CHARLES SCHWAB




INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG24758